FIDELITY



(registered trademark)
CASH RESERVES

ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS

CHECK PAGE NUMBERS !!!


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              29   The auditor's opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects both the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Fidelity Cash Reserves                  5.67%    24.57%   77.91%

Average All Taxable
Money Market Fund                       5.47%    22.99%   74.46%

Consumer Price Index                    2.47%    14.80%   40.92%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all taxable money market fund, which reflects the performance of 766 funds with similar objectives tracked by IBC/Donoghue's MONEY FUND REPORT(registered trademark) over the last year. Comparing the fund's performance to the consumer price index helps show how your investment did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Fidelity Cash Reserves                  5.67%    4.49%    5.93%

Average All Taxable
Money Market Fund                       5.47%    4.22%    5.72%

Consumer Price Index                    2.47%    2.80%    3.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
                         11/29/94   2/28/95   5/30/95   8/29/95   11/28/95



                         5.06%      5.69%     5.62%     5.46%     5.28%
Fidelity Cash Reserves



Average All Taxable      4.84%      5.49%     5.51%     5.25%     5.26%
Money Market Fund



                         11/30/94   3/1/95    5/31/95   8/30/95   11/29/95



                         2.68%      2.88%     2.89%     2.84%     2.86%
MMDA




Row: 1, Col: 1, Value: 5.06
Row: 1, Col: 2, Value: 4.84
Row: 1, Col: 3, Value: 2.68
Row: 2, Col: 1, Value: 5.69
Row: 2, Col: 2, Value: 5.49
Row: 2, Col: 3, Value: 2.88
Row: 3, Col: 1, Value: 5.619999999999999
Row: 3, Col: 2, Value: 5.51
Row: 3, Col: 3, Value: 2.89
Row: 4, Col: 1, Value: 5.46
Row: 4, Col: 2, Value: 5.25
Row: 4, Col: 3, Value: 2.84
Row: 5, Col: 1, Value: 5.28
Row: 5, Col: 2, Value: 5.26
Row: 5, Col: 3, Value: 2.86
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Cash
Reserves
Average All
Taxable Money
Market Fund
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average all taxable money market fund and the average bank money market deposit account (MMDA). Figures for the average all taxable money market fund are from the IBC/Donoghue's MONEY FUND REPORT.(registered trademark) The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Bob Litterst,
Portfolio Manager of Fidelity
Cash Reserves
Q. BOB, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST YEAR?
A. Economic growth has slowed, interest rates have fallen and market sentiment has shifted dramatically. During the fourth quarter of 1994, when the period began, the economy was expanding at an annual rate of more than 5%. That was despite the Federal Reserve's best efforts throughout 1994 to remove excess monetary stimuli, and prevent an outbreak of inflation. Those efforts continued through February 1995, when the Fed raised the federal funds rate a final one-half percentage point to 6%. By then, the economy was finally showing signs of slowing down. As consumer spending eased and the housing market stalled, the growth rate leveled off, falling to 2.7% during the first quarter of 1995 and 1.3% during the second quarter. In July, faced with the possibility of the economy tipping over into recession, the Fed took steps to stimulate the economy, shaving one-quarter percentage point off the federal funds rate.
Q. HOW HAS THE ECONOMY PERFORMED SINCE THE JULY RATE CUT?
A. Better, although the signals have been mixed. The growth rate recovered unexpectedly during the third quarter to 4.2%, which tells me that the slowdown during the first half may have been largely an inventory correction, rather than the beginning of a protracted period of weakness. For the year through September, real gross domestic product (GDP) growth averaged just over the Fed's target of 2.5%, a very satisfactory performance.
Q. HOW DID YOU POSITION THE FUND DURING THE PERIOD?
A. One year ago, on November 30, the fund's dollar-weighted average maturity was 43 days. After the rate increase in February, I began gradually extending the fund's average maturity, reaching 65 days by late spring. In retrospect, I probably should have extended the fund more quickly but conditions were uncertain and I wanted to maintain flexibility. Since the July rate cut, as market conditions have stabilized, I've taken the fund out slightly longer. At the end of the current period, the fund's average maturity was 71 days.
Q. HOW DID THE FUND PERFORM?
A. On November 30, 1995, the fund's seven-day yield was 5.28%, compared to 5.06% for the seven-day period at the end of last November. The fund's total return for the year was 5.67%. That beat the average total return of 5.47% for all taxable money market funds during the same period, according to IBC/Donoghue.
Q. WHAT'S YOUR OUTLOOK?
A. Most market participants have assumed since July that another rate cut was imminent. Indeed, growth appears to have slowed during the fourth quarter of 1995, inflation remains low and the real federal funds rate (corrected for inflation) is historically high. All those factors give the Fed the latitude to lower rates, and I think they will, eventually. However, there are several reasons the Fed may choose to act later rather than sooner. First, as I've said, once the final figures are in, I think they'll show that the average growth rate during all of 1995 was quite acceptable. Second, while inflation remains low, not much progress has been made on that front in recent months, which could give the Fed pause. And third, I think the Fed will want to see a budget agreement - and study its components - before it acts. For all those reasons, I've lengthened the portfolio in a selective manner. If rates were to spike upward for any reason, then I might extend the fund's average maturity further. Otherwise,

I'm comfortable now in the 70 day range.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable $1
share price by investing in high
quality, short-term money
market securities of all types
START DATE: May 10, 1979
SIZE: as of November 30,
1995, more than $18.4 billion
MANAGER: Robert Litterst,
since 1992; manager, Capital
Reserves Money Market,
Variable Insured Products:
Money Market Portfolio, and
Fidelity Money Market Trust:
Retirement Money Market,
since 1992; joined Fidelity in
1992
(checkmark)

WORDS TO KNOW
BANKERS' ACCEPTANCE (BA): A
short-term note whose
payment is guaranteed by a
bank.
CERTIFICATE OF DEPOSIT (CD): An
interest-bearing deposit with a
specific maturity. Large
denomination CDs, like those
the fund buys, have negotiable
interest rates and can be sold
in the secondary market.
COMMERCIAL PAPER: A
short-term note from a bank or
corporation.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity,
weighted by dollar amount, is
short, the fund manager is
expecting rates to rise. When
the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
When the average maturity is
long, the manager is
expecting interest rates to fall.
TIME DEPOSIT (TD): An
interest-bearing deposit with a
specific maturity. Large
denomination TDs, like those
the fund buys, differ from CDs
in that they can't be sold in the
secondary market.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/95           5/31/95            11/30/94

0 - 30       42                 44                 56

31 - 90      25                 31                 28

91 - 180     27                 24                 16

181 - 397    6                  1                  0

WEIGHTED AVERAGE MATURITY
                         11/30/95   5/31/95   11/30/94

Fidelity Cash Reserves   71 days    59 days   43 days

Average All Taxable
Money Market Fund*       54 days    49 days   40 days

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995

Row: 1, Col: 1, Value: 45.0
Row: 1, Col: 2, Value: 45.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 0.0
Bank CDs, BAs,
TDs, and notes 45%
Commercial
paper 45%
Government
securities 4%
Other 6%
Bank CDs, BAs,
TDs, and notes 59%
Commercial
paper 37%
Government
securities 4%
Other 0%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 24.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 0.7%
Household Bank, N.A.
 2/5/96 5.81% $ 10,000 $ 10,000
NBD Bank, N.A.
 12/1/95 5.75  50,000  50,000
National Westminster Bank, USA
 12/6/95 5.77  30,000  30,000
 3/4/96 5.75  47,000  47,000
   137,000
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
Caisse Nationale de Credit Agricole
 3/1/96 5.71  110,000  110,003
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.7%
Bank of Nova Scotia
 2/14/96 5.75  55,000  55,000
 11/3/96 5.85 (a)  75,000  75,000
   130,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 14.5%
ABN-AMRO Bank
 12/12/95 5.80  80,000  80,000
Australia & New Zealand Banking
 3/4/96 5.72  30,000  30,001
Banque Nationale de Paris
 12/18/95 5.75  35,000  35,000
Bayerische Hypotheken-und Weschel
 4/12/96 5.77  150,000  150,005
Bayerische Landesbank Girozentrale
 12/14/95 5.81  200,000  200,000
 2/5/96 5.75  50,000  50,000
 3/1/96 5.72  55,000  55,001
 10/30/96 5.87 (a)  125,000  125,000
Canadian Imperial Bank of Commerce
 12/27/95 5.78  100,000  100,000
 12/28/95 5.78  75,000  75,000
Commerzbank, Germany
 12/19/95 5.75  100,000  100,000
Deutsche Bank, A.G.
 3/13/96 5.70  100,000  100,000
 4/22/96 5.77  110,000  110,000
Dresdner Bank, A.G.
 12/4/95 5.80  50,000  50,000
Generale Bank
 3/4/96 5.74  30,000  30,001
Kredietbank, N.V.
 1/23/96 5.80  25,000  25,001
National Bank of Canada
 12/11/95 5.86  40,000  40,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Norddeutsche Landesbank
 12/5/95 5.73% $ 25,000 $ 25,000
Rabobank Nederland, N.V.
 2/5/96 5.75  25,000  25,000
Societe Generale
 12/1/95 5.77  100,000  100,000
 1/16/96 5.84  125,000  125,000
 1/17/96 5.84  100,000  100,000
 3/5/96 5.74  85,000  85,000
Swiss Bank Corp.
 12/4/95 5.77  80,000  80,000
 12/6/95 5.77  70,000  70,000
 2/5/96 5.75  250,000  250,000
 2/29/96 5.73  300,000  300,000
 3/25/96 5.75  160,000  160,000
Westdeutsche Landesbank
 12/4/95 5.75  50,000  50,000
Westpac Banking Corp.
 12/14/95 6.00  25,000  25,000
   2,750,009
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 1.7%
Chemical Bank
 3/6/96 5.81  55,000  55,000
 3/13/96 5.81  45,000  45,000
 3/20/96 5.81  75,000  75,000
 3/27/96 5.81  10,000  10,000
Harris Trust & Savings Bank, Chicago
 3/4/96 5.73  55,000  55,000
Morgan Guaranty Trust Co.
 2/7/96 5.78  75,000  75,003
   315,003
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 5.9%
ABN-AMRO Bank
 5/7/96 5.76  40,000  40,002
Abbey National Treasury Services
 12/8/95 5.75  29,000  29,000
Abbey National (UK), PLC
 2/29/96 5.73  100,000  100,000
 3/1/96 5.72  55,000  54,996
 3/11/96 5.68  50,000  50,003
 4/23/96 5.75  75,000  75,000
Bank of Nova Scotia
 3/11/96 5.68  100,000  100,008
Bayerische Hypotheken-und Weschel
 2/22/96 5.74  50,000  50,000
 2/26/96 5.74  100,000  100,002
 3/14/96 5.71  125,000  125,004
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Bayerische Landesbank Girozentrale
 4/26/96 5.77% $ 40,000 $ 40,002
Commerzbank, Germany
 3/1/96 5.71  30,000  30,001
Den Danske Bank A/S
 12/5/95 5.77  50,000  50,000
Deutsche Bank, A.G.
 3/11/96 5.70  55,000  55,000
 4/24/96 5.73  120,000  120,000
Landesbank Hessen - Thuringen
 3/14/96 5.71  80,000  80,001
National Australia Bank
 12/21/95 5.74  25,000  25,000
   1,124,019
TOTAL CERTIFICATES OF DEPOSIT   4,566,034
COMMERCIAL PAPER - 44.9%

ABN-AMRO North America Finance, Inc.
 4/25/96 5.76  50,000  48,865
A.H. Robins Company, Incorporated
 12/5/95 5.79  28,000  27,982
 12/21/95 5.74  5,000  4,984
ANZ (Delaware), Inc.
 2/16/96 5.75  28,000  27,661
AT&T Capital Corp.
 2/2/96 5.77  20,000  19,801
AVCO Financial Services, Inc.
 2/12/96 5.80  40,000  39,537
American Express Credit Corp.
 12/8/95 5.84  25,000  24,972
 12/12/95 5.85  15,000  14,974
 3/1/96 5.81  48,000  47,312
 3/13/96 5.73  30,000  29,518
 3/14/96 5.72  26,000  25,579
 4/26/96 5.75  30,000  29,315
American Home Food Products, Inc.
 12/6/95 5.78  21,000  20,983
 12/8/95 5.80  19,000  18,979
 12/13/95 5.75  10,000  9,981
 12/13/95 5.80  11,550  11,528
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
American Home Products
 12/1/95 5.81% $ 40,000 $ 40,000
 12/21/95 5.74  12,000  11,962
 2/5/96 5.79  62,500  61,845
 2/12/96 5.78  39,000  38,549
 2/27/96 5.80  15,000  14,791
 3/7/96 5.77  46,000  45,298
American Telephone & Telegraph Co.
 3/13/96 5.75  150,000  147,584
 3/14/96 5.80  40,000  39,347
Asset Securitization Cooperative Corporation
 2/15/96 5.75  60,000  59,282
Associates Corp. of North America
 12/5/95 5.77  40,000  39,975
 12/6/95 5.77  40,000  39,968
 2/27/96 5.80  25,000  24,652
 2/28/96 5.80  37,000  36,480
 3/12/96 5.72  100,000  98,411
 3/13/96 5.72  50,000  49,197
BHF Finance (Delaware), Inc.
 2/14/96 5.75  28,000  27,669
 2/27/96 5.75  28,000  27,612
 3/4/96 5.73  25,000  24,631
 3/8/96 5.74  30,000  29,539
 3/8/96 5.75  30,000  29,538
Bank of New York Company, Inc.
 12/13/95 5.78  30,000  29,943
 12/18/95 5.78  29,000  28,921
Bear Stearns Cos., Inc.
 12/7/95 5.80  40,000  39,962
 12/15/95 5.80  25,000  24,944
Beneficial Corp.
 3/1/96 5.73  40,000  39,448
Berliner Handels-und Frankfurter Bank
 2/15/96 5.75  27,000  26,677
Bradford & Bingley Building Society
 2/5/96 5.79  42,000  41,561
 2/8/96 5.75  40,000  39,565
 3/4/96 5.73  25,000  24,643
CIESCO, L.P.
 2/14/96 5.75  25,000  24,705
CIT Group Holdings, Inc.
 12/4/95 5.78  30,000  29,986
 2/16/96 5.77  80,000  79,025
 2/29/96 5.78  50,000  49,291
 3/4/96 5.82  56,000  55,169
Cheltenham & Gloucester Building Society
 2/29/96 5.75  30,000  29,575
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
Chrysler Financial Corporation
 12/4/95 5.88% $ 25,000 $ 24,988
 12/11/95 5.84  50,000  49,920
 12/12/95 5.84  52,000  51,908
 12/20/95 5.85  40,000  39,878
 1/26/96 5.88  30,000  29,728
 1/29/96 5.88  31,000  30,704
 2/2/96 5.87  60,000  59,390
Commerzbank U.S. Finance, Inc.
 12/1/95 5.76  75,000  75,000
 12/1/95 5.77  30,000  30,000
 12/4/95 5.78  100,000  99,952
Compagnie Bancaire
 2/28/96 5.75  30,000  29,579
 2/29/96 5.75  25,000  24,646
CoreStates Capital Corp.
 12/4/95 5.83 (a)  25,000  25,000
Dakota
 1/26/96 5.84  24,000  23,785
 2/8/96 5.80  12,000  11,868
Dean Witter, Discover & Co.
 1/25/96 5.79  90,000  89,214
 1/26/96 5.79  83,000  82,261
 1/29/96 5.80  49,000  48,541
 2/16/96 5.78  60,000  59,270
Den Danske Corp., Inc.
 2/26/96 5.74  50,000  49,317
du Pont (E.I.) de Nemours & Co.
 2/13/96 5.76  90,000  88,966
Eiger Capital Corp.
 12/7/95 5.78  36,611  36,576
 1/16/96 5.85  45,000  44,667
Enterprise Funding Corp.
 12/15/95 5.77  65,000  64,855
Exxon Imperial U.S., Inc.
 12/28/95 5.75  30,750  30,621
Ford Motor Credit Corp.
 2/12/96 5.76  86,000  85,009
 2/13/96 5.76  100,000  98,832
 2/14/96 5.76  134,000  132,414
 2/15/96 5.77  70,000  69,158
 3/27/96 5.76  40,000  39,268
 3/28/96 5.76  75,000  73,616
 4/4/96 5.77  150,000  147,068
GTE Corp.
 12/5/95 5.85  50,000  49,968
General Electric Capital Corp.
 2/6/96 5.76  75,000  74,207
 2/9/96 5.78  100,000  98,894
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
General Electric Capital Corp. - continued
 2/12/96 5.77% $ 100,000 $ 98,848
 3/15/96 5.69  75,000  73,779
 3/27/96 5.80  50,000  49,083
 3/28/96 5.80  50,000  49,076
 3/29/96 5.80  50,000  49,068
 4/1/96 5.71  30,000  29,431
 4/29/96 5.73  100,000  97,679
General Electric Capital Services Inc.
 2/8/96 5.79  58,000  57,366
 2/16/96 5.77  12,000  11,854
 4/29/96 5.73  28,000  27,350
General Electric Corp.
 12/6/95 5.80  75,000  74,941
 2/13/96 5.75  100,000  98,834
General Motors Acceptance Corp.
 12/5/95 5.80  75,000  74,952
 1/29/96 5.87  50,000  49,526
 1/30/96 5.87  90,000  89,133
 2/6/96 5.84  75,000  74,197
 2/15/96 5.84  50,000  49,393
 2/20/96 5.84  50,000  49,353
 3/4/96 5.83  100,000  98,504
 3/5/96 5.83  100,000  98,488
Glaxo Holdings, PLC
 2/2/96 5.78  40,000  39,601
 2/21/96 5.74  28,000  27,639
 2/22/96 5.73  50,000  49,349
 2/23/96 5.75  50,000  49,340
 2/28/96 5.74  50,000  49,300
Goldman Sachs Group, L.P. (The)
 3/13/96 5.75  100,000  98,383
 3/14/96 5.75  85,000  83,613
Government of Canada
 2/27/96 5.81  100,000  98,621
Hanson Finance (UK), PLC
 2/9/96 5.77  40,000  39,558
 2/9/96 5.81  28,000  27,690
Household Finance Corp.
 2/12/96 5.76  25,000  24,712
IBM Corp.
 3/12/96 5.72  50,000  49,205
 3/27/96 5.70  50,000  49,092
IBM Credit Corp.
 3/12/96 5.72  30,000  29,523
John Deere Capital Corp.
 4/26/96 5.73  40,000  39,090
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
MCI Communications Corp.
 1/25/96 5.78% $ 35,000 $ 34,694
 2/23/96 5.73  30,000  29,604
Merrill Lynch & Co., Inc.
 12/6/95 5.74  135,000  134,894
 3/8/96 5.75  25,000  24,620
Morgan (J.P.) & Co.
 2/20/96 5.74  50,000  49,364
Morgan Stanley Group, Inc.
 12/11/95 5.78  60,000  59,905
 12/13/95 5.78  50,000  49,905
 12/18/95 5.77  50,000  49,866
 1/29/96 5.83  40,000  39,623
 5/16/96 5.95  75,000  73,018
NYNEX Corp.
 12/7/95 5.79  38,500  38,463
National & Provincial Building Society
 3/4/96 5.82  25,000  24,629
Nationwide Building Society
 12/14/95 5.76  28,000  27,943
 2/9/96 5.80  20,000  19,778
 3/1/96 5.78  20,000  19,712
New Center Asset Trust
 12/7/95 5.77  70,000  69,933
 12/11/95 5.78  125,000  124,800
 12/12/95 5.78  75,000  74,868
 12/14/95 5.77  25,000  24,948
 12/14/95 5.80  32,000  31,933
 12/18/95 5.78  50,000  49,865
Norwest Financial
 2/28/96 5.79  25,000  24,649
PHH Corp. (a)
 12/1/95 5.89  25,000  24,998
 12/21/95 5.81  47,000  46,987
Preferred Receivables Funding Corp.
 12/1/95 5.77  46,000  46,000
 12/5/95 5.78  45,000  44,971
 12/13/95 5.77  32,000  31,939
 12/15/95 5.78  100,000  99,776
 2/5/96 5.79  22,000  21,770
REXAM, PLC
 12/6/95 5.78  21,030  21,013
Raytheon Co.
 12/11/95 5.82  28,000  27,955
Royal Bank of Canada
 12/29/95 6.30  68,000  67,681
Sears Roebuck Acceptance Corp.
 12/4/95 5.87  9,000  8,996
 12/5/95 5.87  29,000  28,981
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
Sears Roebuck Acceptance Corp. - continued
 12/13/95 5.79% $ 50,000 $ 49,904
 2/2/96 5.79  30,000  29,700
 2/5/96 5.80  50,000  49,476
 2/7/96 5.80  40,000  39,568
 2/12/96 5.80  20,000  19,768
 2/14/96 5.81  20,000  19,762
 2/20/96 5.81  40,000  39,487
 3/5/96 5.80  34,000  33,488
Shell Oil Co.
 12/15/95 6.09  25,000  24,943
Sherwood Medical Company
 12/7/95 5.80  16,000  15,985
 12/21/95 5.74  10,000  9,969
 3/7/96 5.77  25,000  24,619
Smith Barney Shearson, Inc.
 12/18/95 5.78  25,000  24,932
 1/29/96 5.79  12,000  11,888
 2/1/96 5.82  25,000  24,752
Societe Generale North America, Inc.
 3/4/96 5.75  215,000  211,834
Textron, Inc.
 12/4/95 5.89  18,000  17,991
 12/4/95 5.90  32,000  31,984
 12/15/95 5.90  12,000  11,973
U.S.L. Capital, Inc.
 2/9/96 5.75  50,000  49,448
Westpac Capital Corp.
 12/4/95 5.71  10,000  9,995
 2/21/96 5.89  30,000  29,609
 3/25/96 5.82  30,000  29,458
Whirlpool Corp.
 1/24/96 5.81  10,000  9,914
 1/25/96 5.82  33,000  32,710
Whirlpool Financial Corp.
 1/26/96 5.82  30,000  29,732
Wool International
 2/23/96 5.84  20,000  19,735
 2/26/96 5.84  25,000  24,657
 2/27/96 5.84  20,000  19,723
Woolwich Equitable Building Society
 2/27/96 5.77  30,000  29,585
 3/18/96 5.81  40,000  39,321
TOTAL COMMERCIAL PAPER   8,540,346
FEDERAL AGENCIES - 3.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 0.6%
 12/1/95 6.01%  $ 117,000 $ 116,979
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.4%
 12/20/95 5.72   75,000  74,939
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 1.5%
 12/18/95 5.72  25,000  24,989
 10/4/96 5.81  160,000  160,000
 10/7/96 5.94  100,000  99,932
   284,921
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.7%
 4/29/96 5.76  85,000  83,056
 5/3/96 6.08  50,000  48,774
   131,830
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 0.5%
 10/16/96 5.95   100,000  100,000
TOTAL FEDERAL AGENCIES   708,669
BANK NOTES - 6.2%

Bank of America National Trust & Savings Assoc.
 12/1/95 5.77 (a)  105,000  104,954
Bank of America - Illinois
 2/28/96 5.72  90,000  90,000
 3/4/96 5.71  30,000  30,000
Bank of New York - Delaware
 10/30/96 5.88 (a)  65,000  65,000
Bank of New York
 12/11/95 5.75  25,000  25,000
 12/15/95 5.75  25,000  25,000
Boatmen's First National Bank of Kansas City
 12/12/95 5.81 (a)  25,000  24,999
Boatmen's National Bank of St. Louis
 12/12/95 5.81 (a)  25,000  24,997
Comerica Bank-Detroit (a)
 12/1/95 5.83  120,000  119,933
 10/27/96 5.90  74,000  73,963
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Comerica Bank-Illinois
 1/2/96 5.94% (a) $ 25,000 $ 24,980
First Bank N.A. - Minnesota
 12/20/95 5.81 (a)  50,000  49,994
Fleet Bank of New York
 12/8/95 5.78  50,000  50,000
Fleet Bank of Rhode Island
 2/15/96 5.82  25,000  25,000
Huntington National Bank, Columbus, OH
 10/30/96 5.87 (a)  50,000  50,000
Key Bank of Washington
 4/26/96 6.34  50,000  49,990
Morgan Bank (Delaware)
 8/7/96 5.94  50,000  49,935
NationsBank of Texas
 10/17/96 5.78  150,000  149,899
Seattle First National Bank
 12/4/95 5.77  26,000  26,000
Wachovia Bank of North Carolina, N.A.
 12/26/95 5.77 (a)  115,000  114,940
TOTAL BANK NOTES   1,174,584
MASTER NOTES (A) - 2.0%

J.P. Morgan Securities
 12/13/95 5.81  13,000  13,000
 12/20/95 5.81  172,000  172,000
Morgan Stanley Group, Inc.
 12/1/95 6.06  60,000  60,000
Norwest Corp.
 12/1/95 5.81  129,000  129,000
TOTAL MASTER NOTES   374,000
MEDIUM-TERM NOTES (A) - 6.8%

Abbey National Treasury Services (c)
 12/9/95 5.94  226,000  226,000
Bank of Scotland Treasury Services
 8/7/96 5.86 (a)  250,000  250,000
Beneficial Corp.
 12/27/95 5.82  40,000  39,984
 2/3/96 5.92  33,000  32,980
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CIT Group Holdings, Inc.
 12/1/95 5.90% $ 65,000 $ 64,954
 12/1/95 6.22   50,000  49,999
Commonwealth Life Insurance Co.
 12/1/95 6.01  50,000  50,000
General Electric Capital Corp.
 12/1/95 6.03  150,000  150,000
 12/1/95 6.05  40,000  39,991
General Motors Acceptance Corp.
 2/7/96 6.00  93,000  93,000
Goldman Sachs Group, L.P. (The) (c)
 12/15/95 5.87  95,000  95,000
 3/1/96 5.91  94,000  94,000
Norwest Corp.
 12/10/95 5.90  114,000  114,000
TOTAL MEDIUM-TERM NOTES   1,299,908
SHORT-TERM NOTES (A) (B) - 3.1%

CSA Funding - A
 12/7/95 5.83  22,000  22,000
CSA Funding - B
 12/7/95 5.83  22,000  22,000
CSA Funding - C
 12/7/95 5.83  6,000  6,000
SMM Trust Company (1995-B)
 12/7/95 5.88  34,000  34,000
SMM Trust Company (1995-D)
 1/27/96 5.99  61,800  61,800
SMM Trust Company (1995-I)
 12/29/95 5.89  102,000  101,985
SMM Trust Company (1995-J)
 12/15/95 5.83  309,000  309,000
SMM Trust Company (1995-N)
 2/8/96 5.93  40,000  40,000
TOTAL SHORT-TERM NOTES   596,785
TIME DEPOSITS - 2.6%

Fleet Bank of Rhode Island
 12/13/95 5.78  40,000  40,000
Midland Bank PLC
 12/1/95 5.94  100,000  100,000
TIME DEPOSITS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
National Australia Bank
 12/1/95 5.94% $ 200,000 $ 200,000
PNC Bank, Kentucky (Citizens Fidelity)
 12/4/95 5.78  50,000  50,000
Society National Bank
 12/1/95 5.94  100,000  100,000
TOTAL TIME DEPOSITS   490,000
REPURCHASE AGREEMENTS - 6.6%
 MATURITY AMOUNT
 (000S)
With First Boston Corp.
 At 5.80%, dated 11/13/95 due 12/1/95:
  U.S. Government Obligations
  (principal amount $212,664)
  6% to 8%, 7/1/99 to 4/1/34  $ 200,580  200,000
 At 5.86%, dated 11/29/95 due 12/4/95:
  U.S. Government Obligations
  (principal amount $319,308)
  4.5% to 12.5%, 3/1/1 to 5/1/35   300,244  300,000
With Goldman Sachs & Co.
 At 5.88%, dated 11/30/95 due 12/4/95:
  U.S. Government Obligations
  (principal amount $206,000 )
  5.87% to 7.72%, 8/1/02 to 5/1/34   200,131  200,000
In a joint trading account
 dated 11/30/95 due 12/1/95:
  (U.S. Treasury Obligations)
   At 5.90%   154,653  154,628
   (U.S. Government Obligations)
   At 5.95%   400,066  400,000
TOTAL REPURCHASE AGREEMENTS   1,254,628
TOTAL INVESTMENTS - 100%  $ 19,004,954
Total Cost for Income Tax Purposes  $ 19,004,954

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
CSA Funding - A 10/28/93 $ 22,000
CSA Funding - B 10/28/93 $ 22,000
CSA Funding - C 10/28/93 $ 6,000
SMM Trust Company:
 (1995-B)  8/4/95 $ 34,000
 (1995-D)  10/26/95 $ 61,800
 (1995-I)  5/25/95 $ 101,971
 (1995-J)  5/16/95 $ 309,000
 (1995-N)  11/6/95 $ 40,000
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $415,000,000 or 2.2% of net assets.
INCOME TAX INFORMATION
At November 30, 1995 the fund had a capital loss carryforward of approximately $2,144,000 of which $510,000 and $1,634,000 will expire on November 30, 2001 and 2002, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1995

1.ASSETS                                                            2.          3.

4.Investment in securities, at value (including                     5.          $ 19,004,954
repurchase agreements of $1,254,628) - See
accompanying
schedule

6.Interest receivable                                               7.           68,229

8. 9.TOTAL ASSETS                                                   10.          19,073,183

11.LIABILITIES                                                      12.         13.

14.Payable for investments purchased                                $ 615,092   15.

16.Share transactions in process                                     16,249     17.

18.Accrued management fee                                            3,484      19.

20.Other payables and accrued expenses                               6,575      21.

22. 23.TOTAL LIABILITIES                                            24.          641,400

25.26.NET ASSETS                                                    27.         $ 18,431,783

28.Net Assets consist of:                                           29.         30.

31.Paid in capital                                                  32.         $ 18,432,698

33.Accumulated net realized gain (loss) on investments              34.          (915)

35.36.NET ASSETS, for 18,432,698 shares outstanding                 37.         $ 18,431,783

38.39.NET ASSET VALUE, offering price and redemption                40.          $1.00
price per share ($18,431,783 (divided by) 18,432,698 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

41.42.INTEREST INCOME                                43.        $ 1,007,902

44.EXPENSES                                          45.        46.

47.Management fee                                    $ 40,864   48.

49.Transfer agent fees                                47,399    50.

51.Accounting fees and expenses                       750       52.

53.Non-interested trustees' compensation              236       54.

55.Custodian fees and expenses                        373       56.

57.Registration fees                                  1,790     58.

59.Audit                                              209       60.


61.Legal                                              68        62.


63.Miscellaneous                                      61        64.

65. 66.TOTAL EXPENSES                                67.         91,750

68.69.NET INTEREST INCOME                            70.         916,152

71.72.NET REALIZED GAIN (LOSS) ON INVESTMENTS        73.         686


74.75.NET INCREASE IN NET ASSETS RESULTING FROM      76.        $ 916,838
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEARS ENDED NOVEMBER 30,

                                                         1995                       1994

77.INCREASE (DECREASE) IN NET ASSETS

78.Operations                                            $ 916,152                  $ 466,419
Net interest income

79. Net realized gain (loss)                              686                        (1,634)

80. 81.NET INCREASE (DECREASE) IN NET ASSETS              916,838                    464,785
RESULTING FROM OPERATIONS

82.Distributions to shareholders from net interest        (916,152)                  (466,419)
income

83.Share transactions at net asset value of $1.00 per     31,772,441                 26,996,770
share
Proceeds from sales of shares

84. Reinvestment of distributions from net interest       891,871                    447,955
income

85. Cost of shares redeemed                               (28,761,771)               (23,228,474)

86.87.                                                    3,902,541                  4,216,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

88.  89.TOTAL INCREASE (DECREASE) IN NET ASSETS           3,903,227                  4,214,617

90.NET ASSETS                                            91.                        92.

93. Beginning of period                                   14,528,556                 10,313,939

94. End of period                                        $ 18,431,783               $ 14,528,556


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED NOVEMBER 30,

                                   1995                       1994       1993       1992       1991

95.SELECTED PER-SHARE DATA

96.Net asset value,                $ 1.000                    $ 1.000    $ 1.000    $ 1.000    $ 1.000
beginning of period

97.Income from                      .055                       .037       .029       .038       .061
Investment Operations
Net interest income

98.Less Distributions               .055)                      .037)      .029)      .038)      .061)
From net interest
 income

99.Net asset value,                $ 1.000                    $ 1.000    $ 1.000    $ 1.000    $ 1.000
end of period

100.TOTAL RETURN                    5.67%                      3.74%      2.97%      3.90%      6.23%

101.RATIOS AND SUPPLEMENTAL DATA

102.Net assets, end of             $ 18,432                   $ 14,529   $ 10,314   $ 10,040   $ 10,519
period
(in millions)

103.Ratio of expenses to            .55%                       .52%       .48%       .48%       .58%
average net assets

104.Ratio of net interest           5.50%                      3.76%      2.92%      3.86%      6.03%
income to average
net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
REVERSE REPURCHASE AGREEMENTS.
At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $596,785,000 or 3.2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is 0.03%. The income based fee is only added when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annual rate of 0.25% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. During the period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of 0.28% of average net assets. ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders
of Fidelity Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Fidelity Cash Reserves, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Cash Reserves as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
December 22, 1995
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE


FIDELITY



(registered trademark)
U.S. GOVERNMENT RESERVES

ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     12   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    16   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              19   The auditor's opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects both the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995           PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity U.S. Government Reserves         5.60%    23.12%   74.16%

Average Government
Money Market Fund                         5.28%    22.17%   71.28%

Consumer Price Index                      2.47%    14.80%   40.92%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average government money market fund, which reflects the performance of 228 government money market funds with similar objectives tracked by IBC/Donoghue over the past year. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995           PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity U.S. Government Reserves         5.60%    4.25%    5.71%

Average Government
Money Market Fund                         5.28%    4.08%    5.53%

Consumer Price Index                      2.47%    2.80%    3.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           11/29/94   2/28/95   5/30/95   8/29/95   11/28/95



Fidelity U.S. Government   5.06%      5.64%     5.58%     5.30%     5.45%
Reserves



Average Government         4.67%      5.30%     5.33%     5.07%     5.09%
Money Market Fund



                           11/30/94   3/1/95    5/31/95   8/30/95   11/29/95



                           2.68%      2.88%     2.89%     2.84%     2.86%
MMDA


Row: 1, Col: 1, Value: 5.06
Row: 1, Col: 2, Value: 4.67
Row: 1, Col: 3, Value: 2.68
Row: 2, Col: 1, Value: 5.64
Row: 2, Col: 2, Value: 5.3
Row: 2, Col: 3, Value: 2.88
Row: 3, Col: 1, Value: 5.58
Row: 3, Col: 2, Value: 5.33
Row: 3, Col: 3, Value: 2.89
Row: 4, Col: 1, Value: 5.3
Row: 4, Col: 2, Value: 5.07
Row: 4, Col: 3, Value: 2.84
Row: 5, Col: 1, Value: 5.45
Row: 5, Col: 2, Value: 5.09
Row: 5, Col: 3, Value: 2.86
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity
U.S. Government
Reserves
Average
Government
Money Market Fun
d
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average government money market fund and the average bank money market deposit account (MMDA). Figures for the average government money market are supplied by IBC/Donoghue's MONEY FUND REPORT(registered trademark). The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and internal
criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Leland Barron,
Portfolio Manager of Fidelity
U.S. Government Reserves
Q. LELAND, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST 12
MONTHS?
A. A year ago, the Federal Reserve was still doing its best to slow down the rate of economic growth and prevent an outbreak of inflation. The first solid evidence that the Fed strategy was working came in April, with the release of the first-quarter growth rate in the gross domestic product - 2.8%, down sharply from 5.1% during the fourth quarter of 1994. By the second quarter, growth had slowed to the point where some economists were talking about the danger of a recession. Given this concern, in July, the Fed reversed direction, shaving one-quarter percentage point off the federal funds rate. Since then, however, the economy has shown surprising, if sporadic, signs of strength. It now seems clear that the second-quarter slowdown was no more than an inventory correction. During the third quarter, the economy expanded at an annual rate of approximately 4%.
Q. HAVE RATES STABILIZED SINCE THEN?
A. No, they've kept falling. That's because now that the economy seems to be doing better, attention has shifted to the budget debate in Congress. If Congress acts forcefully to cut the budget deficit, some say the Fed will have to respond with another rate cut. I believe there is some historical precedent for that. The argument gets a boost as well from the remarkably low inflation rate, which has been hovering around 2.5% all year. As long as inflation stays low, I believe the Fed may feel it can safely cut interest rates even before the economy feels the full effect of reduced government spending. Year to date through the end of November, the interest rate on six-month Treasury securities declined a full percentage point.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. Yields on shorter-term instruments, including repurchase agreements and variable rate securities, I felt, were especially attractive for much of the period, and I built core positions around them. That kept the fund's dollar-weighted average maturity fairly low, between 30 and 40 days for much of the period. Lately, though, I've found more buying opportunities in fixed-rate securities as well as variable-rate securities with longer reset intervals, and the fund's average maturity has gotten a little longer. At the end of the current period it was 46 days, which is still within the neutral range.
Q. HOW DID THE FUND PERFORM?
A. Better than most of its peers. On November 30, 1995, the fund's seven-day yield was 5.44%, compared to 5.11% a year earlier. The fund's total return for the one-year period was 5.60%. That beat the total return of 5.28% for the average government money market fund during the same period, according to IBC/Donoghue.
Q. WHAT'S YOUR OUTLOOK?
A. That's hard to say. While the economy has been giving off mixed signals lately, I think overall it's doing better than some market participants give it credit for; if so, another Fed rate cut may not be necessary. Moreover, even if Congress were to pass a fiscally restrictive budget, it's possible that lower interest rates at the long end of the bond market would provide the economy with all the stimulative counterbalance it needs, and again the Fed would have no reason to act. But, I think the chances are good that the Fed will make at least a token rate cut, whether it's strictly necessary or not, if there is a budget agreement. Therefore my goal in the months ahead will be to maintain flexibility and to stay prepared for whatever action the Fed may take, probably by keeping the fund's average maturity between 45 and 55 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable $1
share price by investing in high
quality short-term money
market securities issued or
guaranteed by the U.S.
government or government
agencies
START DATE: November 3, 1981
SIZE: as of November
30,1995, more than $1.1
billion
MANAGER: Leland Barron,
since 1991; manager,
Spartan U.S. Government
Money Market Fund, since
1991, and Spartan U.S.
Treasury Money Market
Fund, since 1991; joined
Fidelity in 1981
(checkmark)


WORDS TO KNOW
AVERAGE MATURITY: The
average maturity of debt
securities in a fund, weighted
by dollar amount. When the
average maturity is short, the
fund manager believes
interest rates will rise. When
the average maturity is long,
the fund manager is expecting
rates to fall. When the
average maturity is neutral,
the fund manager wants to
have the flexibility to respond
to rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
DISCOUNT RATE: The interest
rate the Federal Reserve
charges member banks for
loans.
FEDERAL FUNDS RATE: The
interest rate banks charge
each other for overnight
loans.
FEDERAL RESERVE: The
system designed to regulate
the U.S. monetary and
banking system. If the Fed
tightens the money supply, it
decreases the amount of
money available to the
banking system, which
generally causes interest
rates to rise.
MATURITY: The amount of time
remaining until a debt security
is scheduled to be redeemed.
TREASURY OBLIGATION: Debt
security issued directly by the
U.S. government. Payment of
principal and interest is
guaranteed.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/95           5/31/95            11/30/94

0 - 30       58                 42                 72

31 - 90      28                 22                 5

91 - 180     11                 25                 18

181 - 397    3                  11                  5

WEIGHTED AVERAGE MATURITY
                           11/30/95   5/31/95   11/30/94

Fidelity U.S. Government
Reserves                   46 days    40 days   41 days

Average Government
Money Market Fund*         47 days    41 days   38 days

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995

Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 32.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 39.0
Row: 1, Col: 4, Value: 2.0
Federal agency
issues 60%
U.S. Treasury
obligations 7%
Repurchase
agreements 32%
Other 1%
Federal agency
issues 55%
U.S. Treasury
obligations 5%
Repurchase
agreements 39%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 60.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 2.8%
 12/1/95 6.09% $ 33,000 $ 32,964
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 0.8%
 1/22/96 5.65  10,000  9,920
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 9.0%
 12/1/95 5.90  29,000  28,983
 12/1/95 6.27  15,000  14,988
 12/8/95 5.64  13,000  12,994
 12/20/95 5.72  50,000  49,959
   106,924
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 9.5%
 1/22/96 5.65  3,000  2,976
 1/22/96 5.68  10,000  9,921
 1/29/96 5.65  28,000  27,743
 2/1/96 5.66  25,000  24,760
 2/14/96 5.63  10,000  9,885
 2/28/96 5.65  38,000  37,477
   112,762
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 3.5%
 2/1/96 5.66  16,000  15,846
 2/5/96 5.64  11,000  10,888
 2/8/96 5.65  14,935  14,776
   41,510
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 14.8%
 10/4/96 5.81 (a)  36,000  36,000
 12/1/95 5.79 (a)  58,000  57,939
 12/1/95 5.88 (a)  15,000  15,000
 12/1/95 6.35 (a)  40,000  40,000
 3/15/96 5.60  14,000  14,000
 3/15/96 5.70  7,000  7,017
 6/10/96 5.66  6,000  5,998
   175,954
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 16.1%
 1/25/96 5.65  13,000  12,889
 1/26/96 5.65  59,000  58,489
 2/2/96 5.64  34,000  33,668
 2/5/96 5.65  40,000  39,591
 2/9/96 5.67  5,000  4,946
 2/21/96 5.76  14,000  13,822
 3/15/96 5.71  28,000  27,552
   190,957
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 4.0%
 12/5/95 5.65% $ 18,000 $ 18,037
 12/5/95 5.72  30,000  30,000
   48,037
TOTAL FEDERAL AGENCIES   719,028
U.S. TREASURY OBLIGATIONS - 7.2%
U.S. TREASURY NOTES - 7.2%
 4/30/96 5.58  21,000  21,154
 4/30/96 5.59  42,000  42,305
 4/30/96 5.61  22,000  22,159
TOTAL U.S. TREASURY OBLIGATIONS   85,618
MEDIUM-TERM NOTES (A) (B) - 0.6%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.)
 12/15/95 5.81   6,790  6,790
REPURCHASE AGREEMENTS - 31.7%
 MATURITY AMOUNT
 (000S)
With Credit Lyonnais
 At 5.95%, dated 11/30/95 due 12/1/95
  (U.S. Treasury Obligations)
  (principal amount $306,121)
  5.75% to 8.75%, 11/15/96 to 10/31/99  $ 300,050  300,000
With First Boston Corp.
 At 5.86%, dated 11/29/95 due 12/4/95
  (U.S. Government Obligations)
  (principal amount $61,737)
  6.5% to 11.5%, 4/1/05 to 2/1/32   59,048  59,000
In a joint trading account
 (U.S. Government Obligations)
  dated 11/30/95 due 12/1/95 at 5.95%   18,137  18,134
TOTAL REPURCHASE AGREEMENTS   377,134
TOTAL INVESTMENTS - 100%  $ 1,188,570
Total Cost for Income Tax Purposes  $ 1,188,570

SECURITY TYPE ABBREVIATIONS
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Export-Import Bank,
U.S. (as Guarantor for
K.A. Leasing, Ltd.) 7/29/94 $ 6,790
INCOME TAX INFORMATION
At November 30, 1995 the fund had a capital loss carryforward of approximately $97,000 of which $31,000 and $66,000 will expire on November 30, 2001 and 2003, respectively.
For the period ended November 30, 1995, approximately 23% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1995

4.ASSETS                                                            5.        6.

7.Investment in securities, at value (including                     8.        $ 1,188,570
repurchase agreements of $377,134) - See
accompanying
schedule

9.Interest receivable                                               10.        3,938

11. 12.TOTAL ASSETS                                                 13.        1,192,508

14.LIABILITIES                                                      15.       16.

17.Share transactions in process                                    $ 3,877   18.

19.Accrued management fee                                            223      20.

21.Other payables and accrued expenses                               415      22.

23. 24.TOTAL LIABILITIES                                            25.        4,515

26.27.NET ASSETS                                                    28.       $ 1,187,993

29.Net Assets consist of:                                           30.       31.

32.Paid in capital                                                  33.       $ 1,188,030

34.Accumulated net realized gain (loss) on investments              35.        (37)

36.37.NET ASSETS, for 1,188,466 shares outstanding                  38.       $ 1,187,993

39.40.NET ASSET VALUE, offering price and redemption                41.        $1.00
price per share ($1,187,993 (divided by) 1,188,466 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

42.43.INTEREST INCOME                                44.       $ 68,676

45.EXPENSES                                          46.       47.

48.Management fee                                    $ 2,762   49.

50.Transfer agent fees                                3,019    51.

52.Accounting fees and expenses                       136      53.

54.Non-interested trustees' compensation              17       55.

56.Custodian fees and expenses                        35       57.

58.Registration fees                                  258      59.

60.Audit                                              30       61.


62.Legal                                              2        63.


64.Miscellaneous                                      5        65.

66. 67.TOTAL EXPENSES                                68.        6,264

69.70.NET INTEREST INCOME                            71.        62,412

72.73.NET REALIZED GAIN (LOSS) ON INVESTMENTS        74.        (66)


75.76.NET INCREASE IN NET ASSETS RESULTING FROM      77.       $ 62,346
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                      YEAR           TWO MONTHS     YEAR
                                          ENDED          ENDED          ENDED
                                          NOVEMBER 30,   NOVEMBER 30,   SEPTEMBER 30,
                                          1995           1994           1994

78.INCREASE (DECREASE) IN NET
ASSETS

79.Operations                             $ 62,412       $ 8,785        $ 35,202
Net interest income

80. Net realized gain (loss)               (66)           -              (31)

81. 82.NET INCREASE (DECREASE) IN          62,346         8,785          35,171
NET ASSETS RESULTING FROM
OPERATIONS

83.Distributions to shareholders from      (62,412)       (8,785)        (35,202)
net interest income

84.Share transactions at net asset         1,491,809      275,603        1,705,793
value
of $1.00 per share
Proceeds from sales of shares

85. Reinvestment of distributions from     59,448         8,212          33,487

net interest income

86. Cost of shares redeemed                (1,492,867)    (214,138)      (1,722,647)

87.88.                                     58,390         69,677         16,633
NET INCREASE (DECREASE) IN NET
ASSETS AND SHARES RESULTING
FROM SHARE TRANSACTIONS

89.  90.TOTAL INCREASE (DECREASE)          58,324         69,677         16,602
IN
 NET ASSETS

91.NET ASSETS                             92.            93.            94.

95. Beginning of period                    1,129,669      1,059,992      1,043,390

96. End of period                         $ 1,187,993    $ 1,129,669    $ 1,059,992





97.                                         YEAR          TWO MONTHS     YEARS ENDED SEPTEMBER 30,
                                            ENDED         ENDED
                                            NOVEMBER 30   NOVEMBER 30,
                                            ,

98.                                        1995          1994           1994                        1993      1992      1991

99.SELECTED PER-SHARE DATA

100.Net asset value, beginning of period    $ 1.000       $ 1.000        $ 1.000                     $ 1.000   $ 1.000   $ 1.000

101.Income from Investment Operations       .055          .008           .033                        .025      .039      .061
Net interest income

102.Less Distributions                     (.055)        (.008)         (.033)                      (.025)    (.039)    (.061)
From net interest income

103.Net asset value, end of period         $ 1.000       $ 1.000        $ 1.000                     $ 1.000   $ 1.000   $ 1.000

104.TOTAL RETURN B                          5.60%         0.78%C         3.32%                       2.57%     3.95%     6.29%

105.RATIOS AND SUPPLEMENTAL DATA

106.Net assets, end of period (in millions) $ 1,188       $ 1,130        $ 1,060                     $ 1,043   $ 1,292   $ 1,436

107.Ratio of expenses to average net assets .55%          .36%D          .51%                        .73%      .73%      .72%

108.Ratio of net interest income to average
net assets                                  5.43%         4.77%A         3.27%                       2.57%     3.88%     6.13%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD FMR NOT VOLUNTARILY REIMBURSED THE FUND.
D ANNUALIZED; FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. At a special meeting of the shareholders of the fund held on September 21, 1994 shareholders approved an agreement and plan of Conversion and Termination (the Plan of Conversion), providing for the conversion of the fund from a separate series of a Massachusetts business trust, to a separate series of a Delaware business trust, effective January 13, 1995. The individual investment objective, policies and limitations of the fund remain the same. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These differences are primarily due to expiring capital loss carryforwards, and resulted in a reclassification between paid in capital and accumulated realized gain (loss) on investments.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $6,790,000 or 0.6% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate, by the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is 0.03%. The income-based fee is only added when the fund's gross yield exceeds 5%. At that time the income- based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% (annualized) of average net assets. For the period, the management fee was equivalent to an annual rate of .24% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period December 1 to December 31, 1994, FSC received fees based on the type, size,
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent t o an annual rate of 0.26% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U. S. Government Reserves:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U. S. Government Reserves at November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the two months ended November 30, 1994 and the year ended September 30, 1994, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Dallas, Texas
December 27, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
(registered trademark)
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Leland Barron, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE